Subsequent events (Details - Textuals) R$ in Thousands	Mar. 02, 2022 BRL (R$)	Feb. 15, 2022 BRL (R$) Installment	Mar. 31, 2023 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 21, 2021	Dec. 31, 2020 BRL (R$)
Subsequent events
Agreed to pay amounts to certain shareholders of acquiree in fixed installments				R$ 236,289		R$ 93,748
Business combination | Movidesk Ltda. – Movidesk | Direct
Subsequent events
Percentage of voting equity interests acquired					100.00%
Business combination | Direct One (D1)
Subsequent events
Agreed to pay amounts to certain shareholders of acquiree in fixed installments		R$ 164,000
Number of fixed installments due on March 31, 2023 | Installment		3
Consideration paid	R$ 30,000	R$ 94,000
Estimated fair value on the earn-out future payments		R$ 225,000
Business combination | Direct One (D1) | 2023
Subsequent events
Agreed to pay amounts to certain shareholders of acquiree in fixed installments			R$ 40,000